Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands					1 Months Ended						12 Months Ended			36 Months Ended
	Jun. 10, 2015 USD ($) $ / shares shares	Feb. 17, 2015 USD ($)	Jan. 08, 2015 shares	Feb. 03, 2014 USD ($) shares	Nov. 30, 2015 USD ($)	Nov. 30, 2015 ILS (₪)	Nov. 27, 2014 USD ($) shares	Jan. 31, 2014 $ / shares shares	Jun. 18, 2013 USD ($)	Dec. 31, 2012 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Class of Stock [Line Items]
Issuance of ordinary shares | $											$ 760	$ 1,742	$ 336
Number of ordinary shares issued					$ 411	₪ 1,600
Trading description											For each Ordinary Share purchased under the SEDA, YA will pay 95% for 2013, 2014 SEDA and 93% for 2015 SEDA, of the lowest daily VWAP (as defined below) of the Ordinary Shares during the five consecutive trading days following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $150 for the 2013 SEDA, $500 for the 2014 SEDA and $500 for the 2015 SEDA.
Ordinary shares, shares authorized											4,000,000	2,500,000		4,000,000
Increase in authorized share			1,500,000
Stock option compensation expenses | $											$ 130	$ 302	$ 211
Stock Option [Member]
Class of Stock [Line Items]
Option term										10 years
Ordinary shares reserved for purchase										275,000
Vesting period											4 years
Stock option plan expiration date										May 31, 2023
Weighted-average grant-date fair value of options granted | $ / shares											$ 2.43	$ 5.32	$ 4.18
Weighted-average grant-date fair value of unvested options | $ / shares											$ 2.99			$ 2.99
Total intrinsic value of options exercised | $											$ 0	$ 0	$ 378
Unrecognized compensation cost related to non-vested share-based compensation arrangements | $											187	182		$ 187
Stock option compensation expenses | $											$ 119	$ 100	$ 23
Maximum [Member] | Stock Option [Member]
Class of Stock [Line Items]
Option term											10 years
Minimum [Member] | Stock Option [Member]
Class of Stock [Line Items]
Option term											2 years
YA Global Master SPV Ltd. [Member]
Class of Stock [Line Items]
Issuance of ordinary shares | $		$ 1,300		$ 2,000					$ 600		$ 4,065
Number of ordinary shares issued, shares														509,947
Number of ordinary shares issued | $														$ 1,798
Number shares covered by warrants								161,000
Warrant extension term								2 years
Ordinary shares issued for commitment fee											28,930	13,711	7,500
YA Global Master SPV Ltd. [Member] | Note Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares				2,500
Bridge Loan | $				$ 500
Bridge loan expiration period				1 year
YA Global Master SPV Ltd. [Member] | Share Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares	244,630
Issuance of ordinary shares | $	$ 573
Shares issued, Price per share | $ / shares	$ 2.406
Issuance expenses | $	$ 16
YA Global Master SPV Ltd. [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares								$ 11
YA Global Master SPV Ltd. [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares								$ 7.43
Director Fees [Member]
Class of Stock [Line Items]
Shares issued for services												2,652
Cukierman and Co. [Member]
Class of Stock [Line Items]
Shares issued for services											4,065	17,747	20,932
Edouard Cukierman [Member]
Class of Stock [Line Items]
Shares issued for services											0	17,079	7,787
THCAP [Member]
Class of Stock [Line Items]
Shares issued for services											0	6,004	9,868
THCAP [Member] | Director Fees [Member]
Class of Stock [Line Items]
Shares issued for services											0	2,405	1,219
Novel Infrastructure, Ltd. [Member] | Share Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares							128,147
Issuance of ordinary shares | $							$ 500
Payments of stock issuance costs | $							$ 33